Related parties	12 Months Ended
Dec. 31, 2016
Related parties
30 Related parties
Parties are considered to be related if one party has the ability to control the other party or exercise significant influence over the other party in making financial or operational decisions, or if another party controls both. The Group’s related parties include key management personnel, close family members of key management personnel and entities that are controlled, significantly influenced by, or for which significant voting power is held by key management personnel or their close family members. Key management personnel are those individuals having authority and responsibility for planning, directing and controlling the activities of the Group, that is, members of the Executive Board and the Board of Directors.
Banking relationships
The Group is a global financial services provider. Many of the members of the Executive Board and the Board of Directors or companies associated with them maintain banking relationships with the Group. The Group or any of its banking subsidiaries may from time to time enter into financing and other banking agreements with companies in which current members of the Executive Board or the Board of Directors have a significant influence as defined by the SEC, such as holding executive and/or board level roles in these companies. With the exception of the transactions described below, relationships with members of the Executive Board or the Board of Directors and such companies are in the ordinary course of business and are entered into on an arm’s length basis. Also, unless otherwise noted, all loans to members of the Executive Board, members of the Board of Directors or companies associated with them were made in the ordinary course of business, were made on substantially the same terms, including interest rates and collateral, as those prevailing at the time for comparable transactions with other persons and did not involve more than the normal risk of collectability or present other unfavorable features. As of December 31, 2016, 2015 and 2014, there were no loan exposures to such related parties that were not made in the ordinary course of business and at prevailing market conditions.
Related party loans
Executive Board and Board of Directors loans
The majority of loans outstanding to members of the Executive Board and the Board of Directors are mortgages or loans against securities.
All mortgage loans to members of the Executive Board are granted either with variable or fixed interest rates over a certain period. Typically, mortgages are granted for periods of up to ten years. Interest rates applied are based on refinancing costs plus a margin, and interest rates and other terms are consistent with those applicable to other employees. Loans against securities are granted at interest rates and on terms applicable to such loans granted to other employees. The same credit approval and risk assessment procedures apply to members of the Executive Board as for other employees. Unless otherwise noted, all loans to members of the Executive Board were made in the ordinary course of business and substantially on the same terms, including interest rates and collateral, as those prevailing at the time for comparable transactions with other persons and in consideration of the terms which apply to all Group employees. These loans did not involve more than the normal risk of collectability or present other unfavorable features. The highest loan outstanding to an Executive Board member was CHF 7 million to Thomas Gottstein as of December 31, 2016.
Members of the Board of Directors with loans do not benefit from employee conditions, but are subject to conditions applied to clients with a comparable credit standing. Members of the Board of Directors who were previously employees of the Group may still have outstanding loans that were provided at the time that employee conditions applied to them. Unless otherwise noted, all loans to members of the Board of Directors are made in the ordinary course of business and substantially on the same terms, including interest rates and collateral, as those prevailing at the time for comparable transactions with other persons. Such loans do not involve more than the normal risk of collectability or present other unfavorable features.
Executive Board and Board of Directors loans
in	2016		2015	2014
Loans to members of the Executive Board (CHF million)
Balance at beginning of period	26	[1]	5	10
Additions	6		21	3
Reductions	(7)		0	(8)
Balance at end of period	25	[1]	26	5
Loans to members of the Board of Directors (CHF million)
Balance at beginning of period	8	[2]	16	55
Additions	3		1	6
Reductions	(1)		(9)	(45)
Balance at end of period	10	[2]	8	16
1 The number of individuals with outstanding loans at the beginning and the end of the year was seven and eight, respectively.
2 The number of individuals with outstanding loans at the beginning and the end of the year was three and four, respectively.
Equity method investees loans
The Group or its subsidiaries grant loans to equity method investees in the normal course of business.
> Refer to “Note 40 – Significant subsidiaries and equity method investments” for a list of equity method investments.
Loans made by the Group or any subsidiaries to equity method investees
in	2016	2015	2014
Loans to equity method investees (CHF million)
Balance at beginning of period	135	13	10
Net borrowings/(repayments)	38	122	3
Balance at end of period	173	135	13
Other related party transactions
Tier 1 capital instruments
Beginning in February 2011, the Group entered into agreements with entities affiliated with Qatar Investment Authority (QIA) and The Olayan Group, each of which has significant holdings of Group shares and other Group financial products. The agreements were amended in 2012 and 2013 and, as a result, QIA and The Olayan Group agreed to purchase new tier 1 high-trigger capital instruments (new Tier 1 Capital Notes) in exchange for their holdings of previously issued notes.
The following new Tier 1 Capital Notes were outstanding as of December 31, 2016:
– USD 1.725 billion 9.5%, held by an affiliate of The Olayan Group;
– USD 1.72 billion 9.5%, held by an affiliate of QIA; and
– CHF 2.5 billion 9.0%, held by an affiliate of QIA.
Under their terms, the new Tier 1 Capital Notes will be converted into Group ordinary shares if the Group’s reported CET1 ratio, as determined under >>>Basel Committee on Banking Supervision (BCBS) regulations as of the end of any calendar quarter, falls below 7% (or any lower applicable minimum threshold), unless >>>FINMA, at the Group’s request, has agreed on or prior to the publication of the Group’s quarterly results that actions, circumstances or events have restored, or will imminently restore, the ratio to above the applicable threshold. The new Tier 1 Capital Notes will also be converted if FINMA determines that conversion is necessary, or that the Group requires public sector capital support, to prevent the Group from becoming insolvent, bankrupt or unable to pay a material amount of the Group’s debts, or other similar circumstances. In addition, conversion of the new Tier 1 Capital Notes issued to the entities affiliated with The Olayan Group will be triggered if, in the event of a request by FINMA for an interim report prior to the end of any calendar quarter, the Group’s reported CET1 ratio, as of the end of any such interim period, falls below 5%. The conversion price will be the higher of a given floor price per share (subject to customary adjustments) or the daily volume weighted average sales price of the Group’s ordinary shares over a five-day period preceding the notice of conversion. The new Tier 1 Capital Notes are deeply subordinated, perpetual and callable by the Group no earlier than 2018 and in certain other circumstances with FINMA approval. Interest, which is payable on the USD 1.725 billion and the USD 1.72 billion new Tier 1 Capital Notes at a fixed rate of 9.5% and on the CHF 2.5 billion new Tier 1 Capital Notes at a fixed rate of 9.0%, will reset after the first call date. Interest payments will generally be discretionary (unless triggered), subject to suspension in certain circumstances and non-cumulative.
At the time of the original transaction, the Group determined that this was a material transaction and deemed QIA and The Olayan Group to be related parties of the Group’s current Board of Directors member Jassim Bin Hamad J.J. Al Thani and the Group’s then Board of Directors member Aziz R.D. Syriani, respectively, for purposes of evaluating the terms and corporate governance of the original transaction. At that time, the Board of Directors (except for Mr. Bin Hamad J.J. Al Thani and Mr. Syriani, who abstained from participating in the determination process) determined that the terms of the original transaction, given its size, the nature of the contingent capital instrument, for which there was no established market, and the terms of the notes issued and held by QIA and The Olayan Group, were fair. As of April 26, 2013, Mr. Syriani retired from the Board and no other person affiliated with The Olayan Group has been elected as a member of the Board of Directors.
Liabilities due to own pension funds
Liabilities due to the Group’s own defined benefit pension funds as of December 31, 2016 and 2015 of CHF 521 million and CHF 1,580 million, respectively, were reflected in various liability accounts in the Group’s consolidated balance sheets. Certain unconsolidated SPEs wholly owned by the Group had liabilities to the pension funds of the Group with notional values of CHF 53 million and CHF 80 million as of December 31, 2016 and 2015, respectively.

Bank
Related parties
29 Related parties
The Group owns all of the Bank’s outstanding voting registered shares. The Bank is involved in significant financing and other transactions with subsidiaries of the Group. The Bank generally enters into these transactions in the ordinary course of business and believes that these transactions are generally on market terms that could be obtained from unrelated third parties.
> Refer to “Note 30 – Related parties” in V – Consolidated financial statements – Credit Suisse Group for further information.
Related party assets and liabilities
end of	2016	2015
Assets (CHF million)
Cash and due from banks	966	1,345
Interest-bearing deposits with banks	2,350	4,091
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	289	387
Trading assets	147	143
Net loans	6,687	5,154
Other assets	46	89
Total assets	10,485	11,209
Liabilities (CHF million)
Due to banks/customer deposits	1,670	1,838
Trading liabilities	24	87
Long-term debt	4,173	4,092
Other liabilities	246	232
Total liabilities	6,113	6,249
Related party revenues and expenses
in	2016	2015	2014
Revenues (CHF million)
Interest and dividend income	4	5	70
Interest expense	(273)	(269)	(223)
Net interest income	(269)	(264)	(153)
Commissions and fees	29	4	(11)
Other revenues	170	169	178
Net revenues	(70)	(91)	14
Expenses (CHF million)
Total operating expenses	144	193	165
Related party guarantees
end of	2016	2015
Guarantees (CHF million)
Credit guarantees and similar instruments	1	0
Performance guarantees and similar instruments	1	0
Other guarantees	34	65
Total guarantees	36	65
Executive Board and Board of Directors loans
	2016		2015	2014
Loans to members of the Executive Board (CHF million)
Balance at beginning of period	26	[1]	5	10
Additions	6		21	3
Reductions	(7)		0	(8)
Balance at end of period	25	[1]	26	5
Loans to members of the Board of Directors (CHF million)
Balance at beginning of period	8	[2]	16	55
Additions	3		1	6
Reductions	(1)		(9)	(45)
Balance at end of period	10	[2]	8	16
1 The number of individuals with outstanding loans at the beginning and the end of the year was six and seven, respectively.
2 The number of individuals with outstanding loans at the beginning and the end of the year was three and four, respectively.
Liabilities due to own pension funds
Liabilities due to the Bank’s own defined benefit pension funds as of December 31, 2016 and 2015 of CHF 521 million and CHF 1,580 million, respectively, were reflected in various liability accounts in the Bank’s consolidated balance sheets.